UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kristina R. Nelson
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-516-1645

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2022 to 09/07/2022


Premise Capital Diversified Tactical ETF
--------------------------------------------------------------------------------------------------------------------------
 SPDR INDEX SHARES FUNDS                                                                     Agenda Number:  935696572
--------------------------------------------------------------------------------------------------------------------------
        Security:  78463X871
    Meeting Type:  Special
    Meeting Date:  20-Oct-2022
          Ticker:  GWX
            ISIN:  US78463X8719
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Clare S. Richer                                           Mgmt          No vote
       Sandra G. Sponem                                          Mgmt          No vote
       Kristi L. Rowsell                                         Mgmt          No vote
       Gunjan Chauhan                                            Mgmt          No vote
       Carolyn M. Clancy                                         Mgmt          No vote



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Kristina R Nelson
Name                 Kristina R Nelson
Title                President
Date                 8/30/2023